Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of trust pass-through securities [line items]
Trust pass-through securities	€ 111	€ 118	[1]	€ 126
Fair value of trust pass-through securities	€ 125	133
USD 225 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.65%
Coupon date	Semi-annually, December 1
Year of issue	1996
Year of maturity	2026
Trust pass-through securities	€ 67	72
USD 190 million [member]
Disclosure of trust pass-through securities [line items]
Coupon rate	7.625%
Coupon date	Semi-annually, November 15
Year of issue	1997
Year of maturity	2037
Trust pass-through securities	€ 44	€ 46

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.